Supplement to the

Fund	Institutional Class	Fidelity Advantage® Institutional Class
Spartan® Mid Cap Index Fund	FSTPX	FSMDX
Spartan Small Cap Index Fund	FSSSX	FSSNX

Funds of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

MCX-I-SCX-IB-13-01  October 1, 2013
1.933398.103

Supplement to the

Fund	Investor Class	Fidelity Advantage® Class
Spartan® Mid Cap Index Fund	FSCLX	FSCKX
Spartan Small Cap Index Fund	FSSPX	FSSVX

Funds of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust)

STATEMENT OF ADDITIONAL INFORMATION

June 29, 2013

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

MCX-SCXB-13-01  October 1, 2013
1.933397.103

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Institutional Class and Fidelity Advantage® Institutional Class
June 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as a portfolio manager of each fund.

MCX-I-SCX-I-13-03  October 1, 2013
1.933391.105

Supplement to the
Spartan® Index Funds Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund
Investor Class and Fidelity Advantage® Class
June 29, 2013
Prospectus

Maximilian Kaufmann no longer serves as portfolio manager of each fund.

MCX-SCX-13-03  October 1, 2013
1.933392.105